SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	3 Months Ended	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2025
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Cash withdrawn from trust account	$ 311,736	$ 573,671
Offering cost		1,481,032
Underwriting fee		750,000
Advisor fee		$ 250,000